Investments	12 Months Ended
Mar. 31, 2023
Disclosure of Investments [Abstract]
Investments [Text Block]

6. Investments

The Company's investment holdings that are not traded in active markets by the Company are considered investments. Investments are accounted for as financial assets which are initially recognized at fair value and subsequently measured through fair value through profit or loss.

On April 21, 2021, the Company completed a share swap transaction with Valour Inc. (formerly DeFi Technologies Inc.) pursuant to which HIVE received 10,000,000 common shares of Valour Inc., in exchange for 800,000 common shares of the Company, valued at C$16.0 million.

As at March 31, 2023 and 2022, in addition to the investment of Valour Inc., the Company holds a number of non-material investments in both private and public companies.

The continuity of investments was as follows:

Investments
Balance, March 31, 2021	$981,736
Additions	15,334,694
Unrealized loss on investments	(837,822)
Foreign exchange	1,522,134
Balance, March 31, 2022	$17,000,742
Unrealized loss on investments	(13,431,910)
Foreign exchange	(702,651)
Balance, March 31, 2023	$2,866,181